Quarterly Holdings Report
for
Fidelity ZERO® Large Cap Index Fund
January 31, 2026
LCX-NPRT1-0426
1.9891462.107
Common Stocks - 96.8%
	Shares	Value ($)
CANADA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	49,670	5,641,021
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	67,319	15,223,519
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	78,692	17,531,004
UNITED STATES - 96.6%
Communication Services - 10.6%
Diversified Telecommunication Services - 0.8%
AT&T Inc	1,896,345	49,703,202
Comcast Corp Class A	972,170	28,922,058
Verizon Communications Inc	1,127,843	50,211,570
		128,836,830
Entertainment - 1.3%
Electronic Arts Inc	60,042	12,243,765
Liberty Media Corp-Liberty Formula One Class A (b)	6,672	531,691
Liberty Media Corp-Liberty Formula One Class C (b)	59,589	5,185,434
Live Nation Entertainment Inc (b)	42,237	6,143,372
Netflix Inc (b)	1,133,436	94,630,572
ROBLOX Corp Class A (b)	175,166	11,518,916
Take-Two Interactive Software Inc (b)	46,461	10,235,358
Walt Disney Co/The	477,546	53,867,189
Warner Bros Discovery Inc (b)	662,831	18,254,366
		212,610,663
Interactive Media & Services - 8.3%
Alphabet Inc Class A	1,554,500	525,421,000
Alphabet Inc Class C	1,245,579	421,665,859
Meta Platforms Inc Class A	582,561	417,404,957
Pinterest Inc Class A (b)	159,376	3,526,991
		1,368,018,807
Media - 0.0%
Charter Communications Inc Class A (b)(c)	23,538	4,851,653
Fox Corp Class A	56,984	4,147,296
Fox Corp Class B	38,305	2,511,658
Omnicom Group Inc	85,323	6,573,284
Trade Desk Inc (The) Class A (b)	117,780	3,572,267
		21,656,158
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	128,651	25,371,264
TOTAL COMMUNICATION SERVICES		1,756,493,722
Consumer Discretionary - 10.0%
Automobile Components - 0.0%
Aptiv PLC (b)	57,797	4,378,123
Automobiles - 2.2%
Ford Motor Co	1,046,851	14,530,292
General Motors Co	249,530	20,960,520
Tesla Inc (b)	751,628	323,508,207
		358,999,019
Broadline Retail - 3.8%
Amazon.com Inc (b)	2,602,156	622,695,931
eBay Inc	120,904	11,028,863
		633,724,794
Distributors - 0.1%
Genuine Parts Co	37,208	5,171,540
LKQ Corp	68,508	2,250,488
Pool Corp	8,767	2,227,607
		9,649,635
Diversified Consumer Services - 0.0%
Liberty Live Holdings Inc Class A	5,395	433,974
Liberty Live Holdings Inc Class C	13,490	1,114,004
		1,547,978
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (b)	113,762	14,717,390
Booking Holdings Inc	8,622	43,125,864
Carnival Corp (b)	290,443	8,719,099
Chipotle Mexican Grill Inc (b)	353,694	13,748,086
Darden Restaurants Inc	31,112	6,202,177
Domino's Pizza Inc	8,314	3,411,483
DoorDash Inc Class A (b)	99,995	20,460,977
DraftKings Inc Class A (b)	133,147	3,662,873
Expedia Group Inc Class A	31,299	8,289,227
Flutter Entertainment PLC (b)	46,884	7,742,893
Hilton Worldwide Holdings Inc	62,174	18,559,561
Las Vegas Sands Corp	81,384	4,291,378
Marriott International Inc/MD Class A1	59,579	18,785,259
McDonald's Corp	190,493	60,005,295
Royal Caribbean Cruises Ltd	67,841	22,024,581
Starbucks Corp	304,107	27,962,639
Yum! Brands Inc	74,269	11,548,830
		293,257,612
Household Durables - 0.2%
DR Horton Inc	73,254	10,903,126
Garmin Ltd	43,730	8,817,717
Lennar Corp Class A	57,712	6,310,807
Lennar Corp Class B	2,420	245,049
NVR Inc (b)	759	5,795,519
PulteGroup Inc	52,137	6,521,817
		38,594,035
Specialty Retail - 1.7%
AutoZone Inc (b)	4,449	16,480,386
Best Buy Co Inc	52,264	3,402,386
Burlington Stores Inc (b)	16,657	4,928,140
CarMax Inc (b)(c)	39,277	1,749,398
Carvana Co Class A (b)	37,829	15,173,590
Home Depot Inc/The	266,255	99,736,461
Lowe's Cos Inc	150,014	40,062,739
O'Reilly Automotive Inc (b)	225,789	22,219,895
Ross Stores Inc	86,994	16,411,418
TJX Cos Inc/The	297,699	44,598,287
Tractor Supply Co	141,341	7,191,430
Ulta Beauty Inc (b)	11,994	7,764,436
Williams-Sonoma Inc	32,577	6,666,883
		286,385,449
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	38,985	4,652,469
Lululemon Athletica Inc (b)	28,865	5,036,943
NIKE Inc Class B	318,128	19,663,492
		29,352,904
TOTAL CONSUMER DISCRETIONARY		1,655,889,549
Consumer Staples - 4.8%
Beverages - 1.0%
Coca-Cola Co/The	1,035,569	77,470,917
Constellation Brands Inc Class A	37,708	5,908,843
Keurig Dr Pepper Inc	363,401	9,971,723
Monster Beverage Corp (b)	190,781	15,407,474
PepsiCo Inc	365,747	56,189,712
		164,948,669
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp	118,545	111,461,936
Dollar General Corp	58,876	8,444,585
Dollar Tree Inc (b)	50,740	5,966,517
Kroger Co/The	163,077	10,249,389
Sprouts Farmers Market Inc (b)	26,044	1,846,779
Sysco Corp	128,089	10,740,263
Target Corp	121,546	12,819,457
Walmart Inc	1,172,957	139,746,097
		301,275,023
Food Products - 0.4%
Archer-Daniels-Midland Co	128,545	8,652,364
Bunge Global SA	36,204	4,122,912
Conagra Brands Inc	128,136	2,371,796
General Mills Inc	142,672	6,600,007
Hershey Co/The	39,634	7,718,722
JM Smucker Co	28,534	2,992,075
Kraft Heinz Co/The	227,942	5,411,343
McCormick & Co Inc/MD	67,735	4,188,055
Mondelez International Inc	345,150	20,180,921
Tyson Foods Inc Class A	75,708	4,946,004
		67,184,199
Household Products - 0.8%
Church & Dwight Co Inc	64,228	6,181,945
Clorox Co/The	32,645	3,682,030
Colgate-Palmolive Co	215,608	19,467,246
Kimberly-Clark Corp	88,765	8,875,612
Procter & Gamble Co/The	625,047	94,863,383
		133,070,216
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	65,763	7,581,159
Kenvue Inc	512,450	8,916,630
		16,497,789
Tobacco - 0.6%
Altria Group Inc	449,024	27,834,997
Philip Morris International Inc	416,383	74,715,766
		102,550,763
TOTAL CONSUMER STAPLES		785,526,659
Energy - 3.1%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	263,951	14,791,814
Halliburton Co	225,124	7,546,156
SLB Ltd	399,606	19,332,939
		41,670,909
Oil, Gas & Consumable Fuels - 2.9%
Cheniere Energy Inc	57,573	12,177,841
Chevron Corp	506,279	89,560,755
ConocoPhillips	330,541	34,452,288
Coterra Energy Inc	203,657	5,875,504
Devon Energy Corp	167,794	6,746,997
Diamondback Energy Inc	49,818	8,167,661
EOG Resources Inc	145,139	16,274,436
EQT Corp	166,930	9,636,869
Expand Energy Corp	63,707	7,161,304
Exxon Mobil Corp	1,128,045	159,505,564
Kinder Morgan Inc	523,687	15,967,217
Marathon Petroleum Corp	80,408	14,167,086
Occidental Petroleum Corp	192,378	8,732,037
ONEOK Inc	168,312	13,328,627
Ovintiv Inc	67,741	2,944,701
Phillips 66	107,777	15,472,466
Targa Resources Corp	57,419	11,540,071
Texas Pacific Land Corp	15,489	5,395,748
Valero Energy Corp	81,587	14,802,329
Williams Cos Inc/The	326,663	21,971,353
		473,880,854
TOTAL ENERGY		515,551,763
Financials - 12.4%
Banks - 3.4%
Bank of America Corp	1,797,070	95,604,124
Citigroup Inc	478,618	55,380,889
Citizens Financial Group Inc	114,883	7,235,331
Fifth Third Bancorp	176,813	8,879,549
First Citizens BancShares Inc/NC Class A	2,691	5,569,213
Huntington Bancshares Inc/OH	420,533	7,350,917
JPMorgan Chase & Co	728,175	222,741,452
KeyCorp	248,485	5,347,397
M&T Bank Corp	41,111	9,108,964
PNC Financial Services Group Inc/The	104,898	23,423,723
Regions Financial Corp	234,550	6,684,675
Truist Financial Corp	342,183	17,595,050
US Bancorp	415,794	23,330,201
Wells Fargo & Co	839,670	75,981,738
		564,233,223
Capital Markets - 3.4%
Ameriprise Financial Inc	24,851	13,101,199
Ares Management Corp Class A	55,105	8,247,565
Bank of New York Mellon Corp/The	186,533	22,369,037
Blackrock Inc	38,596	43,186,608
Blackstone Inc	197,527	28,131,795
Cboe Global Markets Inc	27,991	7,419,294
Charles Schwab Corp/The	446,792	46,430,626
CME Group Inc Class A	96,455	27,881,282
Coinbase Global Inc Class A (b)	61,031	11,885,177
FactSet Research Systems Inc	10,019	2,548,433
Goldman Sachs Group Inc/The	80,228	75,046,074
Interactive Brokers Group Inc Class A	119,130	8,920,454
Intercontinental Exchange Inc	152,516	26,504,230
KKR & Co Inc Class A	183,588	20,976,765
LPL Financial Holdings Inc	21,409	7,803,581
Moody's Corp	41,039	21,158,067
Morgan Stanley	323,093	59,061,401
MSCI Inc	20,099	12,244,713
Nasdaq Inc	120,661	11,690,844
Northern Trust Corp	50,587	7,559,215
Raymond James Financial Inc	47,160	7,821,958
Robinhood Markets Inc Class A (b)	210,341	20,924,723
S&P Global Inc	82,921	43,764,875
State Street Corp	74,712	9,776,812
T Rowe Price Group Inc	58,374	6,168,964
Tradeweb Markets Inc Class A	31,177	3,213,413
		553,837,105
Consumer Finance - 0.6%
American Express Co	143,723	50,614,929
Capital One Financial Corp	170,052	37,229,484
Synchrony Financial	96,342	6,997,319
		94,841,732
Financial Services - 3.4%
Apollo Global Management Inc	124,205	16,710,541
Berkshire Hathaway Inc Class B (b)	490,504	235,701,887
Block Inc Class A (b)	146,494	8,852,632
Corpay Inc (b)	18,713	5,887,671
Fidelity National Information Services Inc	138,518	7,653,120
Fiserv Inc (b)	143,868	9,168,708
Global Payments Inc	63,325	4,542,935
Jack Henry & Associates Inc	19,360	3,469,505
Mastercard Inc Class A	219,330	118,172,811
PayPal Holdings Inc	250,275	13,186,990
Visa Inc Class A	451,422	145,281,142
		568,627,942
Insurance - 1.6%
AFLAC Inc	126,176	13,999,227
Allstate Corp/The	69,997	13,928,703
American International Group Inc	144,330	10,807,430
Aon PLC	57,493	20,101,853
Arch Capital Group Ltd (b)	96,590	9,276,504
Arthur J Gallagher & Co	68,692	17,129,724
Brown & Brown Inc	78,540	5,662,734
Chubb Ltd	97,902	30,306,543
Cincinnati Financial Corp	41,734	6,714,583
Everest Group Ltd	11,228	3,719,612
Fidelity National Financial Inc	68,169	3,707,712
Hartford Insurance Group Inc/The	74,538	10,067,102
Markel Group Inc (b)	3,373	6,883,079
Marsh & McLennan Cos Inc	131,045	24,661,359
MetLife Inc	148,047	11,677,947
Principal Financial Group Inc	53,476	5,065,247
Progressive Corp/The	156,854	32,625,632
Prudential Financial Inc	93,621	10,402,229
Travelers Companies Inc/The	59,667	16,975,858
W R Berkley Corp	80,305	5,507,317
Willis Towers Watson PLC	25,612	8,131,042
		267,351,437
TOTAL FINANCIALS		2,048,891,439
Health Care - 9.2%
Biotechnology - 1.8%
AbbVie Inc	472,756	105,429,316
Alnylam Pharmaceuticals Inc (b)	35,339	11,946,702
Amgen Inc	144,038	49,243,711
Biogen Inc (b)	39,241	7,059,063
BioMarin Pharmaceutical Inc (b)	51,388	2,905,478
Gilead Sciences Inc	331,868	47,108,663
Insmed Inc (b)	57,048	8,949,120
Natera Inc (b)	36,917	8,532,995
Regeneron Pharmaceuticals Inc	26,958	19,988,009
Vertex Pharmaceuticals Inc (b)	67,867	31,890,703
		293,053,760
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	465,129	50,838,600
Align Technology Inc (b)	17,848	2,909,758
Baxter International Inc	137,499	2,759,604
Becton Dickinson & Co	76,669	15,600,608
Boston Scientific Corp (b)	396,537	37,088,106
Cooper Cos Inc/The (b)	53,178	4,327,626
Dexcom Inc (b)	104,325	7,619,898
Edwards Lifesciences Corp (b)	155,224	12,629,025
GE HealthCare Technologies Inc	121,847	9,622,258
Hologic Inc (b)	59,534	4,460,883
IDEXX Laboratories Inc (b)	21,359	14,320,355
Insulet Corp (b)	18,817	4,813,577
Intuitive Surgical Inc (b)	94,824	47,812,157
Medtronic PLC	343,085	35,324,032
ResMed Inc	39,044	10,085,456
STERIS PLC	26,253	6,894,038
Stryker Corp	92,065	34,023,541
Zimmer Biomet Holdings Inc	53,010	4,615,581
		305,745,103
Health Care Providers & Services - 1.5%
Cardinal Health Inc	63,554	13,656,484
Cencora Inc	51,860	18,629,149
Centene Corp (b)	124,900	5,410,668
Cigna Group/The	71,453	19,585,982
CVS Health Corp	339,559	25,303,937
Elevance Health Inc	59,446	20,552,860
HCA Healthcare Inc	42,728	20,862,801
Humana Inc	32,172	6,279,974
Labcorp Holdings Inc	22,175	6,020,956
McKesson Corp	33,015	27,442,398
Molina Healthcare Inc (b)	13,749	2,469,182
Quest Diagnostics Inc	29,756	5,565,265
UnitedHealth Group Inc	242,301	69,523,426
		241,303,082
Health Care Technology - 0.0%
Veeva Systems Inc Class A (b)	40,336	8,225,317
Life Sciences Tools & Services - 0.8%
Agilent Technologies Inc	75,833	10,150,247
Avantor Inc (b)(c)	182,371	1,991,491
Danaher Corp	168,157	36,807,886
Illumina Inc (b)	40,872	5,918,674
IQVIA Holdings Inc (b)	45,553	10,484,023
Mettler-Toledo International Inc (b)	5,464	7,503,383
Revvity Inc	30,326	3,299,469
Thermo Fisher Scientific Inc	100,498	58,149,149
Waters Corp (b)	15,925	5,903,716
West Pharmaceutical Services Inc	19,244	4,447,673
		144,655,711
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co	544,540	29,976,927
Eli Lilly & Co	212,419	220,310,366
Johnson & Johnson	644,460	146,453,535
Merck & Co Inc	663,913	73,209,687
Pfizer Inc	1,520,858	40,211,486
Royalty Pharma PLC Class A	100,569	4,191,716
Viatris Inc	308,082	4,032,792
Zoetis Inc Class A	117,880	14,713,782
		533,100,291
TOTAL HEALTH CARE		1,526,083,264
Industrials - 8.3%
Aerospace & Defense - 2.3%
Axon Enterprise Inc (b)	21,107	10,206,923
Boeing Co (b)	209,457	48,954,290
GE Aerospace	282,151	86,561,105
General Dynamics Corp	67,817	23,809,871
HEICO Corp	10,765	3,562,246
HEICO Corp Class A	20,691	5,267,722
Howmet Aerospace Inc	107,547	22,378,380
L3Harris Technologies Inc	50,034	17,154,157
Lockheed Martin Corp	54,469	34,545,329
Northrop Grumman Corp	35,885	24,841,750
RTX Corp	358,642	72,061,937
Textron Inc	47,138	4,150,972
TransDigm Group Inc	15,065	21,505,890
		375,000,572
Air Freight & Logistics - 0.3%
Expeditors International of Washington Inc	35,849	5,755,198
FedEx Corp	58,066	18,711,769
United Parcel Service Inc Class B	197,670	20,996,507
		45,463,474
Building Products - 0.4%
Builders FirstSource Inc (b)	29,594	3,385,554
Carlisle Cos Inc	11,150	3,800,924
Carrier Global Corp	211,761	12,616,720
Johnson Controls International plc	163,471	19,495,551
Lennox International Inc	8,537	4,226,498
Masco Corp	55,552	3,671,432
Trane Technologies PLC	59,312	24,945,441
		72,142,120
Commercial Services & Supplies - 0.4%
Cintas Corp	91,371	17,487,496
Copart Inc (b)	238,174	9,665,101
Republic Services Inc	53,823	11,576,789
Veralto Corp	66,417	6,573,954
Waste Management Inc	99,141	22,033,096
		67,336,436
Construction & Engineering - 0.1%
Quanta Services Inc	39,887	18,931,567
Electrical Equipment - 1.0%
AMETEK Inc	61,577	13,792,016
Eaton Corp PLC	103,892	36,509,727
Emerson Electric Co	150,275	22,084,414
GE Vernova Inc	72,575	52,716,303
Hubbell Inc	14,216	6,936,554
Rockwell Automation Inc	30,032	12,662,993
Vertiv Holdings Co Class A	102,271	19,040,815
		163,742,822
Ground Transportation - 0.8%
CSX Corp	498,102	18,808,332
JB Hunt Transport Services Inc	20,121	4,078,929
Norfolk Southern Corp	60,022	17,480,807
Old Dominion Freight Line Inc	49,219	8,524,731
Uber Technologies Inc (b)	555,796	44,491,470
Union Pacific Corp	158,664	37,301,906
		130,686,175
Industrial Conglomerates - 0.4%
3M Co	142,097	21,763,577
Honeywell International Inc	169,825	38,638,584
		60,402,161
Machinery - 1.6%
Caterpillar Inc	125,179	82,287,668
Cummins Inc	36,923	21,371,771
Deere & Co	67,248	35,506,944
Dover Corp	36,687	7,392,064
Fortive Corp	84,956	4,486,526
IDEX Corp	20,021	3,975,170
Illinois Tool Works Inc	70,614	18,448,614
Ingersoll Rand Inc	96,175	8,279,706
Otis Worldwide Corp	104,244	8,904,522
PACCAR Inc	140,486	17,267,134
Parker-Hannifin Corp	33,754	31,588,343
Snap-on Inc	13,912	5,093,322
Stanley Black & Decker Inc	41,428	3,258,726
Westinghouse Air Brake Technologies Corp	45,729	10,524,072
Xylem Inc/NY	65,126	8,978,922
		267,363,504
Passenger Airlines - 0.2%
Delta Air Lines Inc	173,503	11,432,113
Southwest Airlines Co	138,332	6,573,536
United Airlines Holdings Inc (b)	86,596	8,860,503
		26,866,152
Professional Services - 0.5%
Amentum Holdings Inc (b)(c)	41,005	1,467,158
Automatic Data Processing Inc	108,186	26,702,469
Booz Allen Hamilton Holding Corp Class A	32,446	2,868,875
Broadridge Financial Solutions Inc	31,224	6,154,563
Equifax Inc	32,739	6,593,635
Jacobs Solutions Inc	31,974	4,324,803
Leidos Holdings Inc	34,200	6,439,176
Paychex Inc	86,640	8,935,183
SS&C Technologies Holdings Inc	56,136	4,596,977
TransUnion	51,946	4,104,773
Verisk Analytics Inc	37,280	8,106,909
		80,294,521
Trading Companies & Distributors - 0.3%
Fastenal Co	307,083	13,315,119
Ferguson Enterprises Inc	52,422	13,234,458
United Rentals Inc	17,020	13,310,661
Watsco Inc (c)	9,344	3,610,989
WW Grainger Inc	11,701	12,636,378
		56,107,605
TOTAL INDUSTRIALS		1,364,337,109
Information Technology - 32.4%
Communications Equipment - 0.9%
Arista Networks Inc (b)	276,213	39,150,431
Cisco Systems Inc	1,054,100	82,557,112
F5 Inc (b)	15,430	4,252,662
Motorola Solutions Inc	44,552	17,933,962
		143,894,167
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	327,421	47,174,818
CDW Corp/DE	34,825	4,401,532
Corning Inc	208,694	21,547,656
Jabil Inc	28,578	6,778,416
Keysight Technologies Inc (b)	45,969	9,944,474
Ralliant Corp	30,173	1,598,263
Teledyne Technologies Inc (b)	12,559	7,790,348
Zebra Technologies Corp Class A (b)	13,551	3,184,213
		102,419,720
IT Services - 1.2%
Accenture PLC Class A	165,880	43,732,603
Akamai Technologies Inc (b)	38,482	3,738,526
Cloudflare Inc Class A (b)	84,326	14,955,216
Cognizant Technology Solutions Corp Class A	129,103	10,594,192
Gartner Inc (b)	19,280	4,041,281
GoDaddy Inc Class A (b)	36,149	3,633,697
IBM Corporation	250,031	76,684,509
MongoDB Inc Class A (b)	21,762	8,080,883
Okta Inc Class A (b)	45,060	3,806,669
Snowflake Inc (b)	90,625	17,463,438
Twilio Inc Class A (b)	40,555	4,885,255
VeriSign Inc	22,317	5,450,481
		197,066,750
Semiconductors & Semiconductor Equipment - 14.3%
Advanced Micro Devices Inc (b)	435,483	103,091,891
Analog Devices Inc	131,592	40,909,321
Applied Materials Inc	213,092	68,683,813
Broadcom Inc	1,263,179	418,491,203
Entegris Inc	40,568	4,789,863
First Solar Inc (b)	28,704	6,473,326
Intel Corp (b)	1,199,365	55,734,492
KLA Corp	35,146	50,186,379
Lam Research Corp	335,974	78,436,490
Marvell Technology Inc	230,601	18,199,031
Microchip Technology Inc	144,563	10,975,223
Micron Technology Inc	300,247	124,566,475
Monolithic Power Systems Inc	12,814	14,404,858
NVIDIA Corp	6,499,975	1,242,340,222
ON Semiconductor Corp (b)	107,630	6,445,961
Qnity Electronics Inc	56,021	5,388,100
QUALCOMM Inc	286,480	43,427,503
Teradyne Inc	41,891	10,097,826
Texas Instruments Inc	243,046	52,388,565
		2,355,030,542
Software - 8.7%
Adobe Inc (b)	111,971	32,835,496
AppLovin Corp Class A (b)	72,405	34,255,530
Atlassian Corp Class A (b)	44,949	5,312,073
Autodesk Inc (b)	56,975	14,407,268
Cadence Design Systems Inc (b)	72,811	21,578,268
Crowdstrike Holdings Inc Class A (b)	67,128	29,630,635
Datadog Inc Class A (b)	87,052	11,257,565
Docusign Inc (b)	53,792	2,826,231
Fair Isaac Corp (b)	6,342	9,279,424
Fortinet Inc (b)	169,080	13,739,441
Gen Digital Inc	150,116	3,601,283
HubSpot Inc (b)	14,013	3,923,640
Intuit Inc	74,577	37,207,957
Microsoft Corp	1,988,077	855,449,652
Oracle Corp	449,907	74,045,694
Palantir Technologies Inc Class A (b)	611,034	89,571,474
Palo Alto Networks Inc (b)	182,958	32,378,077
PTC Inc (b)	32,044	5,003,030
Roper Technologies Inc	28,792	10,688,454
Salesforce Inc	254,649	54,059,436
Servicenow Inc (b)	277,495	32,469,690
Strategy Inc Class A (b)(c)	71,610	10,720,733
Synopsys Inc (b)	49,686	23,109,704
Trimble Inc (b)	63,641	4,302,132
Tyler Technologies Inc (b)	11,509	4,251,425
Workday Inc Class A (b)	58,045	10,194,443
Zoom Communications Inc Class A (b)	71,273	6,564,243
Zscaler Inc (b)	27,100	5,420,271
		1,438,083,269
Technology Hardware, Storage & Peripherals - 6.7%
Apple Inc	3,952,508	1,025,596,776
Dell Technologies Inc Class C	80,620	9,226,153
Hewlett Packard Enterprise Co	352,936	7,595,183
HP Inc	250,018	4,860,350
NetApp Inc	53,395	5,144,608
Seagate Technology Holdings PLC	58,278	23,759,358
Super Micro Computer Inc (b)(c)	134,133	3,904,611
Western Digital Corp	91,454	22,884,534
		1,102,971,573
TOTAL INFORMATION TECHNOLOGY		5,339,466,021
Materials - 1.9%
Chemicals - 1.0%
Air Products and Chemicals Inc	59,530	16,221,925
CF Industries Holdings Inc	41,721	3,889,649
Corteva Inc	180,750	13,158,600
Dow Inc	190,114	5,237,641
DuPont de Nemours Inc	112,069	4,922,070
Eastman Chemical Co	30,508	2,114,815
Ecolab Inc	68,186	19,227,770
International Flavors & Fragrances Inc	68,500	4,781,985
Linde PLC	124,904	57,077,381
LyondellBasell Industries NV Class A1	68,882	3,375,218
PPG Industries Inc	60,023	6,940,459
Sherwin-Williams Co/The	61,667	21,869,585
Solstice Advanced Materials Inc	42,469	2,623,310
		161,440,408
Construction Materials - 0.3%
Amrize Ltd (United States)	137,587	7,239,828
CRH PLC	179,290	21,946,890
Martin Marietta Materials Inc	16,131	10,516,605
Vulcan Materials Co	35,343	10,621,985
		50,325,308
Containers & Packaging - 0.1%
Amcor PLC	123,489	5,464,388
Avery Dennison Corp	20,675	3,835,419
Ball Corp	71,683	4,076,612
International Paper Co	141,243	5,694,918
Packaging Corp of America	23,906	5,320,280
Smurfit WestRock PLC	139,677	5,814,754
		30,206,371
Metals & Mining - 0.5%
Freeport-McMoRan Inc	384,095	23,134,042
Newmont Corp	291,901	32,795,077
Nucor Corp	61,217	10,879,485
Reliance Inc	13,986	4,608,387
Steel Dynamics Inc	36,719	6,593,631
		78,010,622
TOTAL MATERIALS		319,982,709
Real Estate - 1.8%
Diversified REITs - 0.0%
WP Carey Inc	58,617	4,088,536
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	41,618	2,274,007
Healthpeak Properties Inc	185,879	3,204,554
Ventas Inc	125,649	9,759,158
Welltower Inc	183,585	34,580,071
		49,817,790
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	171,067	3,169,871
Industrial REITs - 0.2%
Prologis Inc	248,462	32,439,199
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	78,410	13,355,575
CoStar Group Inc (b)	113,367	6,972,071
		20,327,646
Residential REITs - 0.2%
AvalonBay Communities Inc	37,829	6,721,079
Equity Residential	92,612	5,771,580
Essex Property Trust Inc	17,227	4,338,964
Invitation Homes Inc	150,841	4,031,980
Mid-America Apartment Communities Inc	31,317	4,205,873
Sun Communities Inc	31,094	3,962,308
UDR Inc	80,440	2,988,346
		32,020,130
Retail REITs - 0.2%
Realty Income Corp	246,061	15,049,091
Simon Property Group Inc	87,325	16,706,146
		31,755,237
Specialized REITs - 0.8%
American Tower Corp	125,223	22,449,979
Crown Castle Inc	116,484	10,111,976
Digital Realty Trust Inc	86,370	14,333,102
Equinix Inc	26,264	21,560,906
Extra Space Storage Inc	56,773	7,832,971
Gaming and Leisure Properties Inc	75,753	3,389,946
Iron Mountain Inc	79,066	7,284,351
Public Storage	42,240	11,666,266
SBA Communications Corp Class A	28,499	5,246,951
VICI Properties Inc	285,886	8,027,679
Weyerhaeuser Co	192,813	4,970,718
		116,874,845
TOTAL REAL ESTATE		290,493,254
Utilities - 2.1%
Electric Utilities - 1.4%
Alliant Energy Corp	68,759	4,531,906
American Electric Power Co Inc	143,178	17,149,145
Constellation Energy Corp	83,534	23,446,323
Duke Energy Corp	208,016	25,242,742
Edison International	102,925	6,410,169
Entergy Corp	119,461	11,455,115
Evergy Inc	61,578	4,724,880
Eversource Energy	100,358	6,937,749
Exelon Corp	270,239	12,101,302
FirstEnergy Corp	139,068	6,583,479
NextEra Energy Inc	557,075	48,966,893
NRG Energy Inc	51,261	7,823,966
PG&E Corp	587,913	9,065,618
PPL Corp	197,872	7,172,860
Southern Co/The	294,534	26,304,832
Xcel Energy Inc	158,231	12,035,050
		229,952,029
Gas Utilities - 0.0%
Atmos Energy Corp	42,939	7,142,473
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	85,194	13,490,470
Multi-Utilities - 0.6%
Ameren Corp	72,356	7,472,928
CenterPoint Energy Inc	174,637	6,931,343
CMS Energy Corp	81,401	5,819,357
Consolidated Edison Inc	96,545	10,294,593
Dominion Energy Inc	228,411	13,743,490
DTE Energy Co	55,553	7,465,212
NiSource Inc	127,642	5,653,264
Public Service Enterprise Group Inc	133,518	10,996,542
Sempra	174,585	15,190,641
WEC Energy Group Inc	87,013	9,629,729
		93,197,099
Water Utilities - 0.0%
American Water Works Co Inc	52,192	6,739,553
TOTAL UTILITIES		350,521,624
TOTAL UNITED STATES		15,953,237,113
TOTAL COMMON STOCKS (Cost $9,764,650,067)		15,991,632,657

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $2,029,652)	3.82	2,032,000	2,029,972

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	470,442,968	470,537,057
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	21,934,052	21,936,245
TOTAL MONEY MARKET FUNDS (Cost $492,487,399)			492,473,302

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $10,259,167,118)	16,486,135,931
NET OTHER ASSETS (LIABILITIES) - 0.2% (d)	27,345,272
NET ASSETS - 100.0%	16,513,481,203

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	1,494	3/2026	520,341,525	2,846,848

The notional amount of long futures as a percentage of Net Assets is 3.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $31,481,871 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,029,972.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,184,349	498,588,658	36,221,852	1,914,640	-	(14,098)	470,537,057	470,442,968	0.8%
Fidelity Securities Lending Cash Central Fund	5,663,000	124,894,926	108,620,701	16,697	(980)	-	21,936,245	21,934,052	0.1%
Total	13,847,349	623,483,584	144,842,553	1,931,337	(980)	(14,098)	492,473,302

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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